Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Income (loss) Per Common Share

	For the three months ended June 30, 2021	For the six months ended June 30, 2021
Class A ordinary shares
Numerator: Earnings allocable to Class A ordinary shares
Unrealized gain on investments held in Trust Account	$34,940	$43,775
Less: Company’s portion available to be withdrawn to pay taxes	$(34,940)	$(43,775)

Net income attributable to Class A ordinary shares	$—	$—

Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding	97,746,081	97,746,566

Basic and diluted net income per share	$—	$—

Class B ordinary shares
Numerator: Net Loss minus Net Earnings allocable to Class A ordinary shares
Net loss	$(3,605,725)	$(5,829,716)
Net income allocable to Class A ordinary shares	—	—

Net loss allocable to Class B ordinary shares	$(3,605,725)	$(5,829,716)

Denominator: weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	24,437,500	23,099,102

Basic and diluted net loss per share, Class B ordinary shares	$(0.16)	$(0.25)